11. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.	COMMITMENTS AND CONTINGENCIES

Proceeds from Auctions of Royalty Rights

On March 8, 2016, the Company entered into a Listing Agreement with Royalty Network, LLC, doing business as Royalty Exchange for auction of a 50% ownership of photographic copyrights of certain celebrity archival images owned by the Company. In addition, the sale also assigns the winning bidder the right to receive 50% of the future share of income derived from the assigned images.

During 2016, the Company received gross proceeds of $396,000, less 12.5% auction broker fee, from five separate auctions of these rights. The Company retains all exclusive licensing authority over the images and may exercise a buyback option to buy back the 50% ownership of the rights for two times the original auction proceeds over a period ranging from 1 to 2 years.

The Company accounted for the 50% profit consideration for the above agreement in accordance with ASC 470-10-25 and 470-10-35 which requires amounts recorded as debt to be amortized under the interest method as described in ASC 835-30, Interest Method. The Company determined an effective interest rate based on future expected cash flows to be paid to the loan holders. This rate represents the discount rate that equates estimated cash flows with the initial proceeds received from the loan holders and is used to compute the amount of interest to be recognized each period. Estimating the future cash outflows under this agreement requires the Company to make certain estimates and assumptions about future revenues and such estimates are subject to significant variability. Therefore, the estimates are likely to change which may result in future adjustments to the accretion of the interest expense and the amortized cost based carrying value of the related loans.

Accordingly, the Company has estimated the cash flows associated with the images and determined a discount of $151,316 which is being accounted as interest expense over a 10-year estimated life of the asset based on expected future revenue streams. For the six months ended June 30, 2019 and 2018, interest expense related to these loans amounted to $7,018 and $14,597, respectively, which has been included in interest expense and a corresponding increase in loans payable. During the six months ended June 30, 2019 and 2018, the Company made payments of $2,464 and $3,984 to the loan holders, respectively. As of June 30, 2019, loan payable net of unamortized debt discount amounted to $286,338.

Asset purchase agreement

On March 3, 2017, the Company entered into an agreement to sell 20% of its ownership in a certain photographic archive asset for $200,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset. If, however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price has been paid. On March 30, 2018, the Company entered into an addendum to the agreement to remove the preferential distributions clause from the agreement. Additionally, on May 1, 2018, the Company entered into a second addendum to the agreement whereby the Company agreed to repay the seller the total purchase price of $200,000 and 25,000 shares of common stock within 120 days of the effective date of the agreement. The Company valued the 25,000 shares at $100,000 as of the agreement date and recorded the value as interest expense during the year ended December 31, 2018.

The Company accounted for the above transaction as debt and recognized the amount received as a loan payable. As of June 30, 2019, other debt, net of unamortized debt discount amounted to $200,000.

License Agreements

Effective June 1, 2016 the Company entered into three separate non-exclusive license agreements use of licensed images and trademarks through December 31, 2019. Under the terms of the agreements, the Company is required to pay royalties of 10% on net sales. The agreements call for combined annual guaranteed minimum royalties per year of $150,000 based on combined minimum sales of $1,500,000 per year. As of June 30, 2019, the Company has paid $45,000 toward the guaranteed royalties associated with these agreements.

With the acquisition of the assets of Photo File, Inc we acquired multiple license agreement with royalty rates rating between 6 – 16% and terms extending through December 31, 2021. As of June 30, 2019, the Company has incurred $580,746 in royalty expenses associated with these agreements which has been included in cost of sales.

Operating Lease Agreements

The Company has entered into lease agreements as a lessee for the use of land and office space. These lease agreements are classified as operating leases and the liability and right-of-use asset are recognized on the balance sheet at lease commencement. Leases with an initial term of 12 months or less are not recorded on the balance sheet and are recognized as lease expense on a straight-line basis over the lease term. As a result of the adoption of ASC 842, the Company recognized an operating lease liability of $112,480 and a corresponding right-of-use asset of $87,830, net of deferred rent of $3,508 and the cumulative effect adjustment to retained earnings of $21,142 as a result of applying hindsight in determining the lease term.

The Company determines whether or not a contract contains a lease based on whether or not it provides the Company with the use of a specifically identified asset for a period of time, as well as both the right to direct the use of that asset and receive the significant economic benefits of the asset. The Company elected the transition relief package of practical expedients, and as a result, we did not assess 1) whether existing or expired contracts contain embedded leases, 2) lease classification for any existing or expired leases, and 3) whether lease origination costs qualified as initial direct costs. We elected the short-term lease practical expedient by establishing an accounting policy to exclude leases with a term of 12 months or less, as well as the land easement practical expedient for maintaining our current accounting policy for existing or expired land easements.

The discount rate utilized for classification and measurement purposes as of the inception date of the lease is based on each company's collateralized incremental interest rate to borrow of 10%, as the rate implicit in the lease is not determinable.

On September 6, 2012 the Company entered into a 25-month operating lease agreement for approximately 4,606 square foot warehouse and office facilities located in Las Vegas, NV. Monthly base rent due under the agreement is $3,270, plus common area maintenance fees. The agreement calls for 3% annual increase in base rental payments. On October 10, 2014, the Company entered into a First Amendment to Lease agreement extending the lease term for 60-months, beginning November 1, 2014. All other terms of the agreement remain unchanged. On February 19, 2019 the Company extended the operating lease agreement for the lease originally entered into September 6, 2012 for an additional 24 months. During the six months ended June 30, 2019, the Company recorded noncash lease expense associated with the right of use asset of $15,500 and made payment on the lease liability of $17,152.

On February 26, 2019 the Company entered into a 24-month operating lease agreement for approximately 4,672 square foot warehouse and office facilities located in Las Vegas, NV. Monthly base rent due under the agreement is $4,437, plus common area maintenance fees. The agreement calls for 3% annual increase in base rental payments. The Company determined this lease to be an operating lease and recorded a right-of-use asset and lease liability during the six month period ended June 30, 2019 of $98,420 for this new lease. During the six months ended June 30, 2019, the Company recorded noncash lease expense associated with the right to use asset of $16,403 and made payments on the lease liability of $14,930.

Undiscounted Cash Flows

As of June 30, 2019, the right of use asset and lease liability were shown on the consolidated balance sheet at $154,347 and $178,818, respectively. The table below reconciles the fixed component of the undiscounted cash flows and the total remaining years to the operating lease liability recorded on the consolidated balance sheet as of June 30, 2019:

Amounts due as of June 30, 2019	Operating Leases
2019	$48,901
2020	100,088
2021	43,234
Total minimum lease payments	$192,223
Less: effect of discounting	(13,405)
Present value of future minimum lease payments	$178,818
Less: current obligations under leases	(69,808)
Long-term lease obligations	$109,010

The Company also leases various corporate housing from unrelated third parties for terms that range from month-to-month to one year. The Company also rents office space on a month-to-month basis in New York at rate of $850 per month.

As part of our acquisition of Photo File, while we did not assume the lease we assumed its existing lease payments as follows: we will pay 100% of the lease payments through December 31, 2018, and after December 31, 2018 we will pay 50% of the lease until the end of the lease term or until the lease may be terminated. The Company paid $352,920 in rent related to the lease for the six months ended June 30, 2019.

Total rent expense for the six months ended June 30, 2019 and 2018 was $369,947 and $27,442, respectively, in connection with short term operating lease agreements.

11.	COMMITMENTS AND CONTINGENCIES

Proceeds from Auctions of Royalty Rights

On March 8, 2016, the Company entered into a Listing Agreement with Royalty Network, LLC, doing business as Royalty Exchange for auction of a 50% ownership of photographic copyrights of certain celebrity archival images owned by the Company. In addition, the sale also assigns the winning bidder the right to receive 50% of the future share of income derived from the assigned images.

During 2016, the Company received gross proceeds of $396,000, less 12.5% auction broker fee, from five separate auctions of these rights. The Company retains all exclusive licensing authority over the images and may exercise a buyback option to buy back the 50% ownership of the rights for two times the original auction proceeds over a period ranging from 1 to 2 years.

The Company accounted for the 50% profit consideration for the above agreement in accordance with ASC 470-10-25 and 470-10-35 which requires amounts recorded as debt to be amortized under the interest method as described in ASC 835-30, Interest Method. The Company determined an effective interest rate based on future expected cash flows to be paid to the loan holders. This rate represents the discount rate that equates estimated cash flows with the initial proceeds received from the loan holders and is used to compute the amount of interest to be recognized each period. Estimating the future cash outflows under this agreement requires the Company to make certain estimates and assumptions about future revenues and such estimates are subject to significant variability. Therefore, the estimates are likely to change which may result in future adjustments to the accretion of the interest expense and the amortized cost based carrying value of the related loans.

Accordingly, the Company has estimated the cash flows associated with the images and determined a discount of $151,316 which is being accounted as interest expense over a 10-year estimated life of the asset based on expected future revenue streams. For the year ended December 31, 2018 and 2017, interest expense related to these loans amounted to $14,781 and $21,028, respectively, which has been included in interest expense and a corresponding increase in loans payable. During the years ended December 31, 2018 and 2017, the Company made payments of $96,801 and $7,041 to the loan holders, respectively. As of December 31, 2018, loan payable net of unamortized debt discount amounted $481,785.

Asset purchase agreements

On March 3, 2017, the Company entered into an agreement to sell 20% of its ownership in a certain photographic archive asset for $200,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset. If, however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price has been paid. On March 30, 2018, the Company entered into an addendum to the agreement to remove the preferential distributions clause from the agreement. Additionally, on May 1, 2018, the Company entered into a second addendum to the agreement whereby the Company agreed to repay the seller the total purchase price of $200,000 and 1,000,000 shares of common stock within 120 days of the effective date of the agreement. The Company valued the 1,000,000 shares at $100,000 as of the agreement date and recorded the value as interest expense during the year ended December 31, 2018.

The Company accounted for the above transaction as debt and recognized the amount received as a loan payable. As of December 31, 2018, other debt, net of unamortized debt discount amounted to $200,000.

On July 21, 2017, the Company entered into an agreement to sell 25% of its ownership in a certain photographic archive asset for $175,000. As part of the agreement the buyer received preferential distributions of their entire purchase price of the asset plus a 30% return. If, however the entire purchase price is not paid back after 24 months then all net revenues from the Company will be paid to the buyer until the full purchase price plus a 30% return has been paid. During the year ended December 31, 2018, the Company entered into an addendum to the agreement to remove the preferential distributions clause from the agreement. As such, the Company has reclassified the debt to revenue for the year ended December 31, 2018.

License Agreements

Effective June 1, 2016 the Company entered into three separate non-exclusive license agreements use of licensed images and trademarks through December 31, 2019. Under the terms of the agreements, the Company is required to pay royalties of 10% on net sales. The agreements call for combined annual guaranteed minimum royalties per year of $150,000 based on combined minimum sales of $1,500,000 per year. As of December 31, 2018, the Company has paid $75,000 toward the guaranteed royalties.

With the acquisition of the assets of Photo File, Inc we acquired multiple license agreement with royalty rates rating between 6 – 16% and terms extending through December 31, 2021. As of December 31, 2018, the Company has paid $380,011 in royalty expenses associated with these agreements which has been included in cost of sales.

Operating Lease Agreements

On September 6, 2012 the Company entered into a 25-month operating lease agreement for approximately 4,606 square foot warehouse and office facilities located in Las Vegas, NV. Monthly base rent due under the agreement is $3,270, plus common area maintenance fees. The agreement calls for 3% annual increase in base rental payments. On October 10, 2014, the Company entered into a First Amendment to Lease agreement extending the lease term for 60-months, beginning November 1, 2014. All other terms of the agreement remain unchanged.

The Company leases various corporate housing from unrelated third parties for terms that range from month-to-month to one year. The Company also rents office space on a month-to-month basis in New York at rate of $850 per month.

As part of our acquisition of Photo File, while we did not assume the lease we assumed its existing lease payments as follows: we will pay 100% of the lease payments through December 31, 2018, and after December 31, 2018 we will pay 50% of the lease until the end of the lease term or until the lease may be terminated.

Photo File's 43,000 square foot leased facility, located in Mount Kisco, NY. On January 30, 2007, Photo File signed a twelve year and nine-month lease, expiring on March 1, 2020, for approximately 43,000 square feet of office and warehouse space with rent starting at $41,988 per month with annual increases of 2% per year.

Total rent expense for the year ended December 31, 2018 and 2017 was $238,238 and $40,930, respectively, in connection with the operating lease agreements.

Future minimum lease payments are below:

2019	36,807
Total	36,807